Document and Entity Information	12 Months Ended
Feb. 22, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb 22, 2013
Registrant Name	BLACKROCK BOND FUND, INC.
Central Index Key	0000276463
Amendment Flag	false
Document Creation Date	Feb 22, 2013
Document Effective Date	Feb 22, 2013
Prospectus Date	Feb 22, 2013

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK SERIES FUND, INC.

BlackRock Total Return Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2013 to the

Prospectuses of each Fund

Effective immediately, the following changes are made to the Funds' Prospectuses:

Each Fund’s Prospectus is amended by adding the following as a “Principal Investment Strategy” of the Fund:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund's net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Each Fund’s Prospectus is amended by adding the following as a “Principal Risk” of the Fund:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb 22, 2013
Supplement [Text Block]	brf33_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK SERIES FUND, INC.

BlackRock Total Return Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2013 to the

Prospectuses of each Fund

Effective immediately, the following changes are made to the Funds' Prospectuses:

Each Fund’s Prospectus is amended by adding the following as a “Principal Investment Strategy” of the Fund:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund's net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Each Fund’s Prospectus is amended by adding the following as a “Principal Risk” of the Fund:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

BLACKROCK BOND FUND, INC. | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf33_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK SERIES FUND, INC.

BlackRock Total Return Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2013 to the

Prospectuses of each Fund

Effective immediately, the following changes are made to the Funds' Prospectuses:

Each Fund’s Prospectus is amended by adding the following as a “Principal Investment Strategy” of the Fund:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund's net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Each Fund’s Prospectus is amended by adding the following as a “Principal Risk” of the Fund:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

BlackRock Series Fund, Inc. | BlackRock Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf33_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK SERIES FUND, INC.

BlackRock Total Return Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2013 to the

Prospectuses of each Fund

Effective immediately, the following changes are made to the Funds' Prospectuses:

Each Fund’s Prospectus is amended by adding the following as a “Principal Investment Strategy” of the Fund:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund's net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Each Fund’s Prospectus is amended by adding the following as a “Principal Risk” of the Fund:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

BlackRock Variable Series Funds, Inc. | BlackRock Total Return V.I. Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf33_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK SERIES FUND, INC.

BlackRock Total Return Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2013 to the

Prospectuses of each Fund

Effective immediately, the following changes are made to the Funds' Prospectuses:

Each Fund’s Prospectus is amended by adding the following as a “Principal Investment Strategy” of the Fund:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund's net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Each Fund’s Prospectus is amended by adding the following as a “Principal Risk” of the Fund:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

BlackRock Funds II | BLACKROCK STRATEGIC INCOME OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf33_SupplementTextBlock

BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

BLACKROCK SERIES FUND, INC.

BlackRock Total Return Portfolio

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Total Return V.I. Fund

BLACKROCK FUNDS II

BlackRock Strategic Income Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 22, 2013 to the

Prospectuses of each Fund

Effective immediately, the following changes are made to the Funds' Prospectuses:

Each Fund’s Prospectus is amended by adding the following as a “Principal Investment Strategy” of the Fund:

The Fund may invest up to 15% of its net assets in collateralized debt obligations (“CDOs”), of which 10% (as a percentage of the Fund's net assets) may be in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer.

Each Fund’s Prospectus is amended by adding the following as a “Principal Risk” of the Fund:

Collateralized Debt Obligations Risk — In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. In addition, investments in CDOs may be characterized by the Fund as illiquid securities.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb 22, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 22, 2013